Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net loss	$ (2,461,000)	$ (11,006,000)
Gain on extinguishment of debt	(400,000)
Compensation cost of stock options	12,000	12,000
Net cash provided by (Used in) operating activities	(7,288,000)	27,000
Investment in Bank	(18,500,000)
Financing Activities
Repurchase TARP	(3,312,000)
Repayment of borrowings	(4,900,000)	(2,200,000)
Dividends paid on preferred stock	(359,000)	(380,000)
Net cash provided by (used in) financing activities	28,760,000	(8,559,000)
Net change in cash and cash equivalents	26,763,000	11,771,000
Cash and cash equivalents at beginning of period	44,258,000	32,487,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	71,021,000	44,258,000
Parent Company
Operating Activities
Net loss	(2,461,000)	(11,006,000)
Equity in undistributed loss of the Bank	2,629,000	10,315,000
Gain on extinguishment of debt	(400,000)
Compensation cost of stock options	12,000	11,000
Other changes	41,000	428,000
Net cash provided by (Used in) operating activities	(179,000)	(252,000)
Investment in Bank	(17,282,000)
Financing Activities
Net capital raise proceeds	21,228,000
Repurchase TARP	(3,312,000)
Repayment of borrowings	(900,000)	(200,000)
Dividends paid on preferred stock	(359,000)
Net cash provided by (used in) financing activities	16,657,000	(200,000)
Net change in cash and cash equivalents	(804,000)	(452,000)
Cash and cash equivalents at beginning of period	900,000	1,352,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 96,000	$ 900,000